MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2018
Marketable Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES

Our marketable securities are equity securities in a U.S. listed dry bulk shipping company.

(in thousands of $)
Balance at December 31, 2017	16,300
Sales during the year	(224)
Unrealized gain (loss)	(627)
Balance at June 30, 2018	15,449

During the period ended June 30, 2018, we sold 26,700 of these shares and received proceeds of $0.2 million from these sales.